                     OPPENHEIMER NEW YORK MUNICIPAL FUND
                  Supplement dated December 17, 2002 to the
                      Prospectus dated November 22, 2002

The Prospectus supplement dated December 13, 2002 is withdrawn.

 The Prospectus is amended as follows:

1.    On December 12, 2002 the Fund's Board of Trustees approved changing the name of the Fund to "Oppenheimer AMT-Free New York Municipals." Effective
   January 22, 2003, all references in the Prospectus to "Oppenheimer New
   York Municipal Fund" are changed to "Oppenheimer AMT-Free New York
   Municipals" and the Fund will have a non-fundamental investment policy stating that it will not hold municipal securities the interest on which would be subject to the federal alternative minimum tax on individuals and corporations.

December 17, 2002                                           PS360.025

            OPPENHEIMER NEW YORK MUNICIPAL FUND
         Supplement dated December 17, 2002 to the
Statement of Additional Information dated November 22, 2002

The Statement of  Additional  Information  supplement  dated
December 13, 2002 is withdrawn.

The  Statement  of  Additional  Information  is  amended  as follows:

1.   On December  12, 2002 the Fund's  Board of Trustees  approved  changing the name of the Fund to "Oppenheimer  AMT-Free New York Municipals."  Effective
     January 22, 2003, all references in the Statement of Additional Information to  "Oppenheimer  New York  Municipal  Fund" are  changed  to  "Oppenheimer
     AMT-Free New York Municipals."

2.   The last  sentence of the second full  paragraph on page 4 of the Statement of Additional Information is revised in its entirety to read as follows :

      "The  Fund  will not  hold  municipal  securities  the
      interest on which (and thus a  proportionate  share of
      the exempt-interest  dividends paid by the Fund) would
      be subject to the federal  alternative  minimum tax on
      individuals and corporations."

December 17, 2002                                               PX010